Collaboration and License Agreements - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended							9 Months Ended		10 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Apr. 30, 2014
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Current portion of deferred revenue		$ 10,014,377	$ 10,014,377				$ 0			$ 5,578,558		$ 0	$ 10,014,377
Nonrefundable payment received		1,000,000	1,000,000							1,000,000			1,000,000	$ 1,000,000
Development costs			6,181,643	$ 4,652,056	$ 2,129,573	$ 3,387,733	1,929,247	$ 1,325,611	$ 1,642,294	29,474,535	$ 10,169,362	4,897,152	16,351,005
Long term deferred revenue		10,767,414	10,767,414				$ 0			10,337,348		$ 0	10,767,414
Revenue recognition from aggregate milestone payments										260,000,000			260,000,000
Genable License Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Licenses revenue											$ 20,000		20,000
Current portion of deferred revenue		400,000	400,000							400,000			400,000
Pfizer Collaboration and License Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Licenses revenue										3,900,000			600,000
Current portion of deferred revenue		8,600,000	8,600,000							$ 5,200,000			8,600,000
Development costs													$ 10,600,000
Collaborative arrangement, rights and obligations										Under the agreement, the Company granted Pfizer an exclusive worldwide license to any Factor IX gene therapy that it develops, manufactures or commercializes prior to December 31, 2024.			Under the agreement, the Company granted Pfizer an exclusive worldwide license to any Factor IX gene therapy that it develops, manufactures or commercializes prior to December 31, 2024.
Upfront payment received for license		20,000,000
Long term deferred revenue		$ 10,800,000	$ 10,800,000							$ 10,300,000			$ 10,800,000
Collaboration agreement expiration, period										15 years			15 years
Collaboration and license agreement expiration description										The agreement will expire on a country-by-country basis upon the latest of: (i) the expiration of the last-to-expire valid claim, as defined in the agreement, in licensed patent rights covering a licensed product; (ii) the expiration of the last-to-expire regulatory exclusivity granted with respect to a licensed product or; (iii) 15 years after the first commercial sale of the last licensed product to be launched, in each case, in the applicable country. Pfizer may terminate the agreement on a licensed product-by-licensed product and country-by-country basis, or in its entirety, for any or no reason subject to notice requirements.			The agreement will expire on a country-by-country basis upon the latest of: (i) the expiration of the last-to-expire valid claim, as defined in the agreement, in licensed patent rights covering a licensed product; (ii) the expiration of the last-to-expire regulatory exclusivity granted with respect to a licensed product or; (iii) 15 years after the first commercial sale of the last licensed product to be launched, in each case, in the applicable country. Pfizer may terminate the agreement on a licensed product-by-licensed product and country-by-country basis, or in its entirety, for any or no reason subject to notice requirements.
First Product Candidate [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognition from aggregate milestone payments										$ 140,000,000			$ 140,000,000
Additional Product Candidates [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognition from aggregate milestone payments										120,000,000			120,000,000
Clearside Biomedical [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Development costs										400,000
Prepaid expense, current	$ 500,000
Research and Development Expense [Member] | Pfizer Collaboration and License Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Reimbursement revenue										$ 1,100,000			$ 100,000